SHORT-TERM BANK LOANS (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017
Short-term Debt [Line Items]
Short-term bank loans	$ 7,859		$ 8,121
Interest Expense	122	$ 20
Long-term Line of Credit	251,454		257,670
Line Of Credit Facility Amount Utilized	69,173		78,910
Line Of Credit Facility Amount Available For Use	182,281		178,760
Line Of Credit Facility Secured By Restricted Cash	3,317		4,954
Line Of Credit Facility Secured By Restricted Buildings	2,814		3,209
Building [Member]
Short-term Debt [Line Items]
Property Plant And Equipment Pledged For Short Term Loans	1,283		991
Restricted Stock [Member]
Short-term Debt [Line Items]
Restricted Cash Pledged For Short Term Loans	$ 16,341		$ 16,410
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	2.76%		3.09%
Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	4.58%		4.85%
Weighted Average [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.15%		3.53%